Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use. The following table sets forth a breakdown of cash by currency denomination and jurisdiction as of December 31, 2024 and 2025.

	RMB equivalent (US$)	RMB		Total in RMB
		China
	Overseas	Non VIE	VIEs
December 31, 2024	215,803,132	1,023,214	3,897,892	220,724,238
December 31, 2025	114,874	968,850	11,699,127	12,782,851